UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

         Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Lansdowne Partners Limited Partnership

Address:  15 Davies Street
          London W1K 3AG
          England

13F File Number: 028-11089

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:       Lansdowne Partners Limited
          as general partner
Name:     Paul M. Ruddock
Title:    Director
Phone:    44-20-7290-5500

Signature, Place and Date of Signing:


/s/ Paul M. Ruddock              London, England              February 13, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager: NONE

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       6

Form 13F Information Table Entry Total:  45

Form 13F Information Table Value Total: $529,222

                                         (thousands)

List of Other Included Managers:

No.   Form 13F File Number    Name

1.          028-11977         Lansdowne Macro Fund Ltd.
2.          028-11976         Lansdowne Global Financials Fund Ltd.
3.          028-11978         Lansdowne UK Equity Fund Ltd.
4.          028-11979         Lansdowne European Equity Fund Ltd.
5.          028-12718         Lansdowne Global Financials Fund L.P.
6.          028-xxxxx         Lansdowne European Long Only Fund Ltd.

                                                     FORM 13F INFORMATION TABLE
                                                          December 31, 2008
COLUMN 1                         COLUMN  2     COLUMN 3    COLUMN 4        COLUMN 5         COLUMN 6    COL 7        COLUMN 8

                                                            VALUE     SHRS OR    SH/ PUT/  INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP       (x1000)   PRN AMT    PRN CALL  DISCRETION   MNGRS  SOLE       SHRD NONE
--------------                --------------    -----       -------   -------    --- ----  ----------   -----  ----       ---- ----
AON CORP                      COM              037389103   17,404        380,998 SH        DEFINED      2         380,998
AON CORP                      COM              037389103    3,837         84,002 SH        DEFINED      5          84,002
BANK OF AMERICA CORPORATION   COM              060505104   35,203      2,500,201 SH        DEFINED      2       2,500,201
BANK OF AMERICA CORPORATION   COM              060505104    7,745        550,040 SH        DEFINED      5         550,040
CONSOL ENERGY INC             COM              20854P109   24,379        852,999 SH        DEFINED      4         852,999
CONSOL ENERGY INC             COM              20854P109   20,029        700,810 SH        DEFINED      6         700,810
CONSOL ENERGY INC             COM              20854P109   14,111        493,727 SH         SOLE                  493,727
DESARROLLADORA HOMEX S A DE   SPONSORED ADR    25030W100    2,020         88,500 SH         SOLE                   21,889
DAVITA INC                    COM              23918K108    3,572         72,067 SH        DEFINED      6          72,067
DAVITA INC                    COM              23918K108      696         14,047 SH         SOLE                   14,047
SELECT SECTOR SPDR TR         SBI INT-FINL     81369Y605   28,181      2,250,849 SH        DEFINED      2       2,250,849
SELECT SECTOR SPDR TR         SBI INT-FINL     81369Y605    6,070        484,851 SH        DEFINED      5         484,851
FOUNDATION COAL HLDGS INC     COM              35039W100    2,253        160,704 SH        DEFINED      6         160,704
FOUNDATION COAL HLDGS INC     COM              35039W100      439         31,296 SH         SOLE                   31,296
GFI GROUP INC                 COM              361652209    1,717        485,084 SH        DEFINED      2         485,084
GFI GROUP INC                 COM              361652209      379        107,182 SH        DEFINED      5         107,182
GLG PARTNERS INC              COM              37929X107   37,843     16,671,018 SH        DEFINED      3      16,671,018
GLG PARTNERS INC              COM              37929X107    7,188      3,166,371 SH         SOLE                3,166,371
GOLDMAN SACHS GROUP INC       COM              38141G104   48,819        578,490 SH        DEFINED      2         578,490
GOLDMAN SACHS GROUP INC       COM              38141G104   10,761        127,510 SH        DEFINED      5         127,510
INTERCONTINENTALEXCHANGE INC  COM              45865V100   26,479        321,186 SH        DEFINED      2         321,186
INTERCONTINENTALEXCHANGE INC  COM              45865V100    5,838         70,814 SH        DEFINED      5          70,814
ISHARES TR                    BARCLYS TIPS BD  464287176   31,801        320,442 SH        DEFINED      1         320,442
ISHARES TR                    BARCLYS TIPS BD  464287176      378          3,811 SH         SOLE                    3,811
ISHARES TR                    IBOXX INV CPBD   464287242   60,265        592,866 SH        DEFINED      1         592,866
ISHARES TR                    IBOXX INV CPBD   464287242      725          7,134 SH         SOLE                    7,134
ISHARES TR                    S&P NATL MUN B   464288414    8,576         86,152 SH        DEFINED      1          86,152
ISHARES TR                    S&P NATL MUN B   464288414      104          1,048 SH         SOLE                    1,048
MORGAN STANLEY                COM NEW          617446448    6,866        428,028 SH        DEFINED      3         428,028
MORGAN STANLEY                COM NEW          617446448      462         28,780 SH         SOLE                   28,780
OCH ZIFF CAP MGMT GROUP       CL A             67551U105      923        179,160 SH        DEFINED      3         179,160
OCH ZIFF CAP MGMT GROUP       CL A             67551U105      730        141,676 SH        DEFINED      2         141,676
OCH ZIFF CAP MGMT GROUP       CL A             67551U105       73         14,093 SH        DEFINED      5          14,093
OCH ZIFF CAP MGMT GROUP       CL A             67551U105       84         16,247 SH         SOLE                   16,247
PARTNERRE LTD                 COM              G6852T105   40,451        567,581 SH        DEFINED      2         567,581
PARTNERRE LTD                 COM              G6852T105    8,919        125,137 SH        DEFINED      5         125,137
SOTHEBYS                      COM              835898107    3,959        445,284 SH        DEFINED      6         445,284
SOTHEBYS                      COM              835898107      771         86,716 SH         SOLE                   86,716
TESORO CORP                   COM              881609101    7,083        537,806 SH        DEFINED      6         537,806
TESORO CORP                   COM              881609101    1,381        104,894 SH         SOLE                  104,894
TEVA PHARMACEUTICAL INDS LTD  ADR              881624209   18,949        445,120 SH        DEFINED      6         445,120
TEVA PHARMACEUTICAL INDS LTD  ADR              881624209   18,680        438,799 SH        DEFINED      4         438,799
TEVA PHARMACEUTICAL INDS LTD  ADR              881624209   10,918        256,481 SH         SOLE                  256,481
VALERO ENERGY CORP NEW        COM              91913Y100    1,811         83,685 SH        DEFINED      6          83,685
VALERO ENERGY CORP NEW        COM              91913Y100      353         16,315 SH         SOLE                   16,315

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